Investment Objectives and Goals	Apr. 30, 2026
Corgi Aerospace & Commercial Aviation ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi Aerospace & Commercial Aviation ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi Aerospace & Commercial Aviation ETF (the "Fund") seeks capital appreciation.
Corgi AI Cybersecurity ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi AI Cybersecurity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi AI Cybersecurity ETF (the "Fund") seeks capital appreciation.
Corgi Battery Energy Storage Systems ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi Battery Energy Storage Systems ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi Battery Energy Storage Systems ETF (the "Fund") seeks capital appreciation.
Corgi Bay Area Based ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi Bay Area Based ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi Bay Area Based ETF (the "Fund") seeks capital appreciation.
Corgi Beauty, Skincare & Aesthetics ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi Beauty, Skincare & Aesthetics ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi Beauty, Skincare & Aesthetics ETF (the "Fund") seeks capital appreciation.
Corgi Coffee & Energy Drinks ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi Coffee & Energy Drinks ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi Coffee & Energy Drinks ETF (the "Fund") seeks capital appreciation.
Corgi Crypto Infrastructure ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi Crypto Infrastructure ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi Crypto Infrastructure ETF (the "Fund") seeks capital appreciation.
Corgi Data & Surveillance ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi Data & Surveillance ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi Data & Surveillance ETF (the "Fund") seeks capital appreciation.
Corgi Genomics & Precision Medicine ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi Genomics & Precision Medicine ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi Genomics & Precision Medicine ETF (the "Fund") seeks capital appreciation.
Corgi High Voltage Grid Equipment ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi High Voltage Grid Equipment ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi High Voltage Grid Equipment ETF (the "Fund") seeks capital appreciation.
Corgi Lifestyle Brands ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi Lifestyle Brands ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi Lifestyle Brands ETF (the "Fund") seeks capital appreciation.
Corgi Longevity Consumer ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi Longevity Consumer ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi Longevity Consumer ETF (the "Fund") seeks capital appreciation.
Corgi Mag 7 ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi Mag 7 ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi Mag 7 ETF (the "Fund") seeks capital appreciation.
Corgi Natural Gas Power & Turbines ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi Natural Gas Power & Turbines ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi Natural Gas Power & Turbines ETF (the "Fund") seeks capital appreciation.
Corgi NYC Based ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi NYC Based ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi NYC Based ETF (the "Fund") seeks capital appreciation.
Corgi Ports, Rail & Freight ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi Ports, Rail & Freight ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi Ports, Rail & Freight ETF (the "Fund") seeks capital appreciation.
Corgi Quantum Computing ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi Quantum Computing ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi Quantum Computing ETF (the "Fund") seeks capital appreciation.
Corgi Robots & Humanoids ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi Robots & Humanoids ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi Robots & Humanoids ETF (the "Fund") seeks capital appreciation.
Corgi Shipping & Global Logistics ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi Shipping & Global Logistics ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi Shipping & Global Logistics ETF (the "Fund") seeks capital appreciation.
Corgi Sports Betting & Gambling ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi Sports Betting & Gambling ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi Sports Betting & Gambling ETF (the "Fund") seeks capital appreciation.
Corgi Travel & Leisure ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi Travel & Leisure ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi Travel & Leisure ETF (the "Fund") seeks capital appreciation.
Corgi U.S. War Machine ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi U.S. War Machine ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi U.S. War Machine ETF (the "Fund") seeks capital appreciation.
Corgi Buy Now Pay Later ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi Buy Now Pay Later ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi Buy Now Pay Later ETF (the "Fund") seeks capital appreciation.
Corgi Space & Satellite Communications ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi Space & Satellite Communications ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi Space & Satellite Communications ETF (the "Fund") seeks capital appreciation.
Corgi Digital Banking & Fintech Infrastructure ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi Digital Banking & Fintech Infrastructure ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi Digital Banking & Fintech Infrastructure ETF (the "Fund") seeks capital appreciation.
Corgi Lithography & Semiconductor Photonics ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi Lithography & Semiconductor Photonics ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi Lithography & Semiconductor Photonics ETF (the "Fund") seeks capital appreciation.
Corgi Drones & Urban Air Mobility ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi Drones & Urban Air Mobility ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi Drones & Urban Air Mobility ETF (the "Fund") seeks capital appreciation.
Corgi IP Licensing & Royalties ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi IP Licensing & Royalties ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi IP Licensing & Royalties ETF (the "Fund") seeks capital appreciation.